Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note 3 – Loans

A summary of the balances of portfolio loans as of December 31, 2011 and 2010 is as follows (000s omitted):

	2011	2010
Mortgage loans on real estate:
Residential 1 to 4 family	$4,005	$3,380
Multifamily	14,508	12,355
Commercial	50,426	49,029
Construction	2,541	2,024
Second mortgage	112	118
Equity lines of credit	11,119	11,794

Total mortgage loans on real estate	82,711	78,700
Commercial loans	22,512	20,776
Consumer installment loans	1,141	964

Total loans	106,364	100,440
Less: Allowance for loan losses	(1,574)	(1,448)
Net deferred loan fees	(66)	(61)

Net loans	$104,724	$98,931

An analysis of the allowance for loan losses at December 31, 2011 and 2010 follows (000s omitted):

2011	Commercial	Home Equity	Residential	Consumer	Total
Allowance for Loan Losses
Beginning balance	$1,070	$352	$14	$12	$1,448
Charge-offs	—	(128)	—	—	(128)
Recoveries	20	—	—	—	20
Provision	52	192	(4)	(6)	234

Ending balance	$1,142	$416	$10	$6	$1,574
Percent of principal balance	1.22%	4.32%	0.52%	0.46%	1.48%

Ending balance: individually evaluated for impairment	$115	$212	$—	$—	$327

Ending balance: collectively evaluated for impairment	$1,027	$204	$10	$6	$1,247

Portfolio Loans
Ending unpaid principal balance	$93,503	$9,619	$1,939	$1,303	$106,364

Ending unpaid principal balance: individually evaluated for impairment	$699	$590	$—	$—	$1,289

Ending unpaid principal balance: collectively evaluated for impairment	$92,804	$9,029	$1,939	$1,303	$105,075

2010	Commercial	Home Equity	Residential	Consumer	Total
Allowance for Loan Losses
Beginning balance	$991	$166	$10	$7	$1,174
Charge-offs	(141)	(225)	—	—	(366)
Recoveries	46	—	—	—	46
Provision	174	410	4	6	594

Ending balance	$1,070	$351	$14	$13	$1,448
Percent of principal balance	1.21%	3.45%	1.21%	1.25%	1.44%

Ending balance: individually evaluated for impairment	$25	$212	$—	$—	$237

Ending balance: collectively evaluated for impairment	$1,045	$139	$14	$13	$1,211

Portfolio Loans
Ending unpaid principal balance	$88,080	$10,166	$1,153	$1,041	$100,440

Ending unpaid principal balance: individually evaluated for impairment	$2,107	$887	$—	$—	$2,994

Ending unpaid principal balance: collectively evaluated for impairment	$85,973	$9,279	$1,153	$1,041	$97,446

Management uses a loan rating system to identify the inherent risk associated with portfolio loans. Loan ratings are based on a subjective definition that describes the conditions present at each level of risk. The Bank currently uses a 1 to 8 risk rating scale for commercial loans. Each loan rating corresponds to a specific qualitative classification. All other consumer and mortgage loan types are internally rated based on various credit quality characteristics using the same qualitative classification. The risk rating classifications included: pass, special mention, substandard, doubtful and loss.

Loans risk-rated as special mention, are considered criticized loans, exhibiting some potential credit weakness that requires additional attention by management and are maintained on the internal watch list and monitored on a regular basis. Loans risk-rated as substandard or higher are considered classified loans exhibiting well-defined credit weakness and are recorded on the problem loan list and evaluated more frequently. The Bank’s credit administration function is designed to provide increased information on all types of loans to identify adverse credit risk characteristics in a timely manner. Total criticized and classified loans increased $2,931,000 to $13,821,000 at December 31, 2011 from $10,890,000 at December 31, 2010. The change was the result of an increase totaling $3,874,000 in special mention loans and a $943,000 decrease in substandard accounts. The majority of the increase is isolated to commercial loans and represents the weakness of the economic environment of our market area. There were no loans that were risk rated doubtful or loss at December 31, 2011 or 2010. Management closely monitors each loan adversely criticized or classified and institutes appropriate measures to eliminate the basis of criticism.

The primary risk elements considered by management regarding each consumer and residential real estate loan are lack of timely payment and loss of real estate values. Management has a reporting system that monitors past due loans and has adopted policies to pursue its creditor’s rights in order to preserve the Bank’s position. The primary risk elements concerning commercial and industrial loans and commercial real estate loans are the financial condition of the borrower, the sufficiency of collateral, and lack of timely payment. Management has a policy of requesting and reviewing periodic financial reporting from its commercial loan customers and verifies existence of collateral and its value.

An analysis of credit quality indicators at December 31, 2011 and 2010 follows (000s omitted):

2011

Commercial Loans

Credit Quality	Commercial Real Estate	Commercial Term	Commercial LOC	Commercial Construction
1 – pass	$—	$—	$—	$—
2 – pass	217	89	—	—
3 – pass	16,023	3,793	4,644	—
4 – pass	41,184	8,754	5,248	683
5 – special mention	5,586	2,524	511	1,858
6 – substandard	1,426	598	365	—
7 – doubtful	—	—	—	—
8 – loss	—	—	—	—

	$64,436	$15,758	$10,768	$2,541

Consumer Loans

Credit Quality	Home Equity LOC	Residential Mortgage	Home Equity Term	Consumer Installment	Consumer LOC
Pass	$8,686	$1,828	$111	$583	$700
Special mention	343	—	—	20	—
Substandard	590	—	—	—	—
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

	$9,619	$1,828	$111	$603	$700

2010

Commercial Loans

Credit Quality	Commercial Real Estate	Commercial Term	Commercial LOC	Commercial Construction
1 – pass	$—	$—	$—	$—
2 – pass	392	—	—	—
3 – pass	16,845	3,994	4,416	—
4 – pass	40,348	6,265	5,071	1,250
5 – special mention	2,994	1,249	1,574	774
6 – substandard	1,441	857	610	—
7 – doubtful	—	—	—	—
8 – loss	—	—	—	—

	$62,020	$12,365	$11,671	$2,024

Consumer Loans

Credit Quality	Home Equity LOC	Residential Mortgage	Home Equity Term	Consumer Installment	Consumer LOC
Pass	$8,808	$1,035	$118	$335	$673
Special mention	344	—	—	33	—
Substandard	1,014	—	—	—	—
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

	$10,166	$1,035	$118	$368	$673

A loan is considered a troubled debt restructure (“TDR”) if the Bank for economic or legal reasons related to the borrower’s financial condition grants a concession to the debtor that the Bank would not otherwise consider. TDRs represent loans where the original terms of the agreement have been modified to provide relief to the borrower and are individually evaluated for impairment. The Bank had one loan classified as a TDR at December 31, 2011 and 2010, and it continues to perform according to the modified terms.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all principal and interest payments according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include delinquency status, collateral value, and know factors adversely affecting the ability of the borrower to satisfy the terms of the agreement. When an individual loan is classified as impaired, the Bank measures impairment using (1) the present value of expect cash flows discounted at the loans effective interest rate, (2) the loans observable market price, or (3) the fair value of the collateral. The method used is determined on a loan by loan basis, except for a collateral dependent loan. All collateral dependent loans are required to be measured using the fair value of collateral method. If the value of an impaired loan is less than the recorded investment in the loan, an impairment reserve is recognized. All modified loans are considered impaired.

Large groups of homogeneous loans are collectively evaluated for impairment. Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures, except if modified and considered to be a troubled debt restructuring

Information regarding modified loans as of December 31 (000s omitted):

2011 Trouble Debt Restructuring	Number of Contract	Pre- Modification Investment	Post- Modification Investment
Commercial Real Estate	1	$699	$699
Commercial Term	—	—	—
Commercial LOC	—	—	—
Construction	—	—	—
Home Equity	—	—	—
Residential Mortgage	—	—	—
Consumer	—	—	—

2010 Trouble Debt Restructuring	Number of Contract	Pre- Modification Investment	Post- Modification Investment
Commercial Real Estate	1	$699	$699
Commercial Term	—	—	—
Commercial LOC	—	—	—
Construction	—	—	—
Home Equity	—	—	—
Residential Mortgage	—	—	—
Consumer	—	—	—

Information regarding impaired loans at December 31 (000s omitted):

	$2,107	$2,107	$2,107	$2,107	$2,107
2011	Recorded	Unpaid		Average	Interest
	Investment	Principal	Allowance	Investment	Recognized
Allowance recorded:
Commercial Line of Credit	$—	$—	$—	$—	$—
Commercial Real Estate	$699	$699	$115	$699	$35
Home Equity Line of Credit	$590	$590	$211	$590	$29

Total:
Commercial	$699	$699	$115	$699	$35
Home Equity	$590	$590	$211	$590	$29

	$2,107	$2,107	$2,107	$2,107	$2,107
2010	Recorded	Unpaid		Average	Interest
	Investment	Principal	Allowance	Investment	Recognized
No related allowance recorded:
Home Equity Line of Credit	$298	$298	$—	$256	$—
Allowance recorded:
Commercial Line of Credit	1,407	1,407	17	1,418	99
Commercial Real Estate	699	699	8	117	7
Home Equity Line of Credit	590	590	212	197	10

Total:
Commercial	$2,107	$2,107	$25	$1,674	$106
Home Equity	$887	$887	$212	$453	$10

As of December 31, 2011 and 2010, loans totaling approximately $4,000 and $298,000, respectively were more than 30 days past due. Nonperforming loans, which represents non-accruing loans and loans past due 90 days or more and still accruing interest, were $0 and $298,000 at December 31, 2011 and December 31, 2010, respectively. Loans are placed in non-accrual status when, in the opinion of management, uncertainty exists as to the ultimate collection of principal and interest. Commercial loans are reported as being in non-accrual status if: (a) they are maintained on a cash basis because of deterioration in the financial position of the borrower, (b) payment in full of interest or principal is not expected, or (c) principal or interest has been in default for a period of 90 days or more. If it can be documented that the loan obligation is both well secured and in the process of collection, the loan may remain on accrual status. However, if the loan is not brought current before becoming 120 days past due, the loan is reported as non-accrual. A non-accrual asset may be restored to accrual status when none of its principal or interest is due and unpaid, when it otherwise becomes well secured, or is in the process of collection.

Information regarding past due loans at December 31 follows (000s omitted):

	Loans past due			Total		Total	Non-	>90 days
2011	30 - 59	60 - 90	Over 90	Past Due	Current	Loans	Accrual	Accruing
Commercial real estate	$—	$—	$—	$—	$64,436	$64,436	$—	$—
Commercial term	—	—	—	—	15,758	15,758	—	—
Commercial LOC	—	—	—	—	10,768	10,768	—	—
Construction	—	—	—	—	2,541	2,541	—	—
Home equity LOC	—	—	—	—	9,619	9,619	—	—
Residential mortgage	—	—	—	—	1,828	1,828	—	—
Home equity term	—	—	—	—	111	111	—	—
Consumer installment	4	—	—	4	599	603	—	—
Consumer LOC	—	—	—	—	700	700	—	—

	$4	$—	$—	$4	$106,360	$106,364	$—	$—

	Loans past due			Total		Total	Non-	>90 days
2010	30 - 59	60 - 90	Over 90	Past Due	Current	Loans	Accrual	Accruing
Commercial real estate	$—	$—	$—	$—	$62,020	$62,020	$—	$—
Commercial term	—	—	—	—	12,365	12,365	—	—
Commercial LOC	—	—	—	—	11,671	11,671	—	—
Construction	—	—	—	—	2,024	2,024	—	—
Home equity LOC	—	—	298	298	9,868	10,166	298	—
Residential mortgage	—	—	—	—	1,035	1,035	—	—
Home equity term	—	—	—	—	118	118	—	—
Consumer installment	—	—	—	—	368	368	—	—
Consumer LOC	—	—	—	—	673	673	—	—

	$—	$—	$298	$298	$100,142	$100,440	$298	$—

Certain directors and executive officers of the Corporation, including associates of such persons, were loan customers of the Bank during 2011 and 2010. A summary of aggregate related-party loan activity for loans to any related party at December 31, 2011 and 2010 is as follows (000s omitted):

	2011	2010
Balance at January 1	$1,782	$1,927
New loans or draws	568	581
Repayments	(787)	(726)

Balance at December 31	$1,563	$1,782